Operating leases	3 Months Ended
Mar. 31, 2025
Leases [Abstract]
Operating leases	Operating leases
Lease costs recorded under operating leases for three months ended March 31, 2025 and March 31, 2024 were as follows:

	Three Months Ended
	March 31, 2025	March 31, 2024
	(in thousands)
Operating lease costs	$11,199	$13,163
Income from sub-leases	(768)	(336)
Net operating lease costs	$10,431	$12,827

Of the total cost of $10.4 million incurred in the three months ended March 31, 2025 (March 31, 2024: $12.8 million), $8.9 million (March 31, 2024: $10.0 million) is recorded within selling, general and administration costs and $1.5 million (March 31, 2024: $2.8 million) is recorded within direct costs.

During the three months ended March 31, 2025 and March 31, 2024, costs incurred by the Group related to variable lease payments were de minimis.

Right-of-use assets obtained, in exchange for lease obligations during the three months ended March 31, 2025, totaled $7.0 million (March 31, 2024: $35.6 million).

The weighted average remaining lease term and weighted-average discount rate at March 31, 2025 were 6.33 years and 3.93%, respectively. The weighted average remaining lease term and weighted-average discount rate at December 31, 2024 were 6.56 years and 4.01%, respectively.

Future minimum lease payments under non-cancelable leases as of March 31, 2025 were as follows:

(in thousands)
Year 1	$42,309
Year 2	38,927
Year 3	32,339
Year 4	24,316
Year 5	17,843
Thereafter	39,798
Total future minimum lease payments	195,532
Lease imputed interest	(20,777)
Total	$174,755
Operating lease liabilities are presented as current and non-current. As at March 31, 2025, operating lease liabilities of $36.4 million have been included in Other liabilities (December 31, 2024: $36.8 million) and $138.4 million have been classified as Non-current Lease Liabilities (December 31, 2024: $140.1 million).